Loans - Schedule of Carrying Amount of Loans Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually required principal and interest at acquisition	$ 87,001
Nonaccretable difference (expected losses and foregone interest)	(6,478)
Cash flows expected to be collected at acquisition	80,523
Accretable yield	(13,848)
Basis in acquired loans at acquisition	66,675
Acquired Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually required principal and interest at acquisition	71,871
Nonaccretable difference (expected losses and foregone interest)	(6,117)
Cash flows expected to be collected at acquisition	65,754
Accretable yield	(12,312)
Basis in acquired loans at acquisition	53,442
Acquired Performing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually required principal and interest at acquisition	15,130
Nonaccretable difference (expected losses and foregone interest)	(361)
Cash flows expected to be collected at acquisition	14,769
Accretable yield	(1,536)
Basis in acquired loans at acquisition	$ 13,233